CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Cash and cash deposits:
Cash and cash equivalents		¥ 2,536,840	¥ 3,476,261
Time deposits		207,792	196,632
Deposits with stock exchanges and other segregated cash		227,456	225,950
Total cash and cash deposits		2,972,088	3,898,843
Loans and receivables:
Loans receivable (including \301,766 million and \537,664 million measured at fair value by applying the fair value option in 2016 and 2017, respectively)		1,875,828	1,605,603
Receivables from customers (including \1,542 million and \1,281 million measured at fair value by applying the fair value option in 2016 and 2017, respectively)		148,378	210,844
Receivables from other than customers		1,076,773	1,156,608
Allowance for doubtful accounts		(3,551)	(3,477)
Total loans and receivables		3,097,428	2,969,578
Collateralized agreements:
Securities purchased under agreements to resell (including \1,098,969 million and \1,089,000 million measured at fair value by applying the fair value option in 2016 and 2017, respectively)		11,456,591	9,205,165
Securities borrowed		7,273,234	5,872,495
Total collateralized agreements		18,729,825	15,077,660
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of \6,483,857 million and \5,123,444 million in 2016 and 2017, respectively; including \5,761 million and \7,334 million measured at fair value by applying the fair value option in 2016 and 2017, respectively)		15,165,310	16,379,424
Private equity investments (including \7,145 million and \7,451 million measured at fair value by applying the fair value option in 2016 and 2017, respectively)		27,054	30,578
Total trading assets and private equity investments		15,192,364	16,410,002
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \402,599 million and \445,000 million in 2016 and 2017, respectively)		349,696	355,507
Non-trading debt securities		775,025	870,812
Investments in equity securities		146,730	137,970
Investments in and advances to affiliated companies		420,116	395,284
Other (including \60,359 million and \177,726 million measured at fair value by applying the fair value option in 2016 and 2017, respectively)		1,168,806	974,511
Total other assets		2,860,373	2,734,084
Total assets		42,852,078	41,090,167
LIABILITIES AND EQUITY
Short-term borrowings (including \330,816 million and \401,300 million measured at fair value by applying the fair value option in 2016 and 2017, respectively)	[1]	543,049	662,902
Payables and deposits:
Payables to customers		1,005,670	688,196
Payables to other than customers		1,569,922	1,337,931
Deposits received at banks		1,132,843	2,222,991
Total payables and deposits		3,708,435	4,249,118
Collateralized financing:
Securities sold under agreements to repurchase (including \442,247 million and \390,677 million measured at fair value by applying the fair value option in 2016 and 2017, respectively)		17,095,898	14,192,309
Securities loaned (including \129,201 million and \149,377 million measured at fair value by applying the fair value option in 2016 and 2017, respectively)		1,627,124	1,937,009
Other secured borrowings		338,069	476,273
Total collateralized financing		19,061,091	16,605,591
Trading liabilities		8,191,794	7,499,335
Other liabilities (including \17,739 million and \11,202 million measured at fair value by applying the fair value option in 2016 and 2017, respectively)		1,308,510	1,200,647
Long-term borrowings (including \2,703,816 million and \2,562,962 million measured at fair value by applying the fair value option in 2016 and 2017, respectively)		7,195,408	8,129,559
Total liabilities		40,008,287	38,347,152
Common stock
No par value shares; Authorized-6,000,000,000 shares in 2016 and 2017, Issued-3,822,562,601 shares in 2016 and 2017, Outstanding-3,608,391,999 shares in 2016 and 3,528,429,451 shares in 2017		594,493	594,493
Additional paid-in capital		681,329	692,706
Retained earnings		1,663,234	1,516,577
Accumulated other comprehensive income		33,652	44,980
Total NHI shareholder's equity before treasury stock		2,972,708	2,848,756
Common stock held in treasury, at cost-214,170,602 shares in 2016 and 294,133,150 shares in 2017		(182,792)	(148,517)
Total NHI shareholders' equity		2,789,916	2,700,239
Noncontrolling interests		53,875	42,776
Total equity		2,843,791	2,743,015
Total liabilities and equity		42,852,078	41,090,167
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents		4,000	3,000
Total cash and cash deposits		4,000	3,000
Trading assets and private equity investments:
Private equity investments (including \7,145 million and \7,451 million measured at fair value by applying the fair value option in 2016 and 2017, respectively)		2,000	1,000
Total trading assets and private equity investments		1,400,000	1,310,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \402,599 million and \445,000 million in 2016 and 2017, respectively)		15,000	3,000
Other (including \60,359 million and \177,726 million measured at fair value by applying the fair value option in 2016 and 2017, respectively)		44,000	7,000
Total other assets		59,000	10,000
Total assets		1,463,000	1,323,000
LIABILITIES AND EQUITY
Short-term borrowings (including \330,816 million and \401,300 million measured at fair value by applying the fair value option in 2016 and 2017, respectively)		103,000	65,000
Collateralized financing:
Trading liabilities		18,000	3,000
Other liabilities (including \17,739 million and \11,202 million measured at fair value by applying the fair value option in 2016 and 2017, respectively)		2,000	2,000
Long-term borrowings (including \2,703,816 million and \2,562,962 million measured at fair value by applying the fair value option in 2016 and 2017, respectively)		851,000	744,000
Borrowings		954,000	809,000
Total liabilities		¥ 974,000	¥ 814,000

[1]	Includes secured borrowings of \82,861 million as of March 31, 2016 and \158,156 million as of March 31, 2017.